Note 40 (Tables)	6 Months Ended
Jun. 30, 2021
Depreciation And Amortisation Exasfpense [Abstract]
Depreciation And Amortisation Expense [Table Text Block]
The breakdown of the balance under this heading in the accompanying condensed consolidated income statements is as follows:

Depreciation and amortization (Millions of Euros)
	June 2021	June 2020
Tangible assets	370	404
For own use	216	236
Right-of-use assets	152	166
Investment properties and other	2	2
Intangible assets	245	257
Total	615	661